Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Third-party revenues
Total third-party revenues	¥ 1,346,400	$ 206,938	¥ 1,423,179	¥ 1,114,711
Related party revenues
Total related party revenues	1,499,606	230,485	1,138,457	1,117,985
Total revenues	2,846,006	437,423	2,561,636	2,232,696
Less: business taxes and related surcharges	(19,098)	(2,935)	(48,064)	(112,769)
Net revenues	2,826,908	434,488	2,513,572	2,119,927
Operating cost and expenses:
Relationship manager compensation	(616,064)	(94,687)	(563,620)	(524,629)
Performance fee compensation	(11,291)	(1,735)	(8,146)	(24,786)
Other compensations	(780,017)	(119,886)	(728,639)	(615,077)
Total compensation and benefits	(1,407,372)	(216,308)	(1,300,405)	(1,164,492)
Selling expenses	(320,462)	(49,254)	(322,667)	(263,815)
General and administrative expenses	(248,878)	(38,252)	(234,488)	(170,929)
Other operating expenses	(147,318)	(22,642)	(151,088)	(94,624)
Government subsidies	74,156	11,398	162,365	132,709
Total operating cost and expenses	(2,049,874)	(315,058)	(1,846,283)	(1,561,151)
Income from operations	777,034	119,430	667,289	558,776
Other income (expenses):
Interest income	45,020	6,919	39,539	39,699
Interest expenses	(24,128)	(3,708)	(19,289)	(16,050)
Investment income	67,343	10,350	48,537	51,955
Other income (expense)	3,542	544	(2,531)	456
Total other income	91,777	14,105	66,256	76,060
Income before taxes and income from equity in affiliates	868,811	133,535	733,545	634,836
Income tax expense	(199,085)	(30,599)	(157,997)	(129,887)
Income from equity in affiliates	92,136	14,161	22,343	21,353
Net income	761,862	117,097	597,891	526,302
Less: net (loss) attributable to non-controlling interests	(13,745)	(2,113)	(40,602)	(9,523)
Less: net (loss) income attributable to redeemable non-controlling interest of a subsidiary	6,483	996	(5,336)
Less: effect on retained earnings caused by termination of redeemable non-controlling interest of a subsidiary	6,201	953
Net income attributable to Noah Holdings Limited shareholders	¥ 762,923	$ 117,261	¥ 643,829	¥ 535,825
Net income per share:
Basic | (per share)	¥ 26.98	$ 4.15	¥ 22.87	¥ 19.08
Diluted | (per share)	¥ 25.90	$ 3.98	¥ 22.08	¥ 18.31
Weighted average number of shares used in computation:
Basic	28,275,637	28,275,637	28,150,139	28,085,521
Diluted	30,233,823	30,233,823	30,036,763	30,145,976
One Time Commissions
Third-party revenues
Total third-party revenues	¥ 541,024	$ 83,154	¥ 810,645	¥ 391,189
Related party revenues
Total related party revenues	561,060	86,233	321,442	428,687
Recurring Service Fees
Third-party revenues
Total third-party revenues	547,123	84,091	475,000	401,292
Related party revenues
Total related party revenues	860,730	132,292	775,726	634,913
Performance Based Income
Third-party revenues
Total third-party revenues	86,494	13,294	19,740	193,940
Related party revenues
Total related party revenues	54,502	8,377	39,501	53,825
Other Service
Third-party revenues
Total third-party revenues	171,759	26,399	117,794	128,290
Related party revenues
Total related party revenues	¥ 23,314	$ 3,583	¥ 1,788	¥ 560